Schedule of Expected Benefit Payments (Detail) $ in Thousands	Mar. 31, 2016 USD ($)
Compensation And Retirement Disclosure [Abstract]
2017	$ 1,320
2018	1,396
2019	1,488
2020	1,611
2021	1,737
2022-2026	$ 10,524